Board of Directors, Senior Management and Key management personnel (Details Textual) Pure in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 Employees	Dec. 31, 2017 Employees
Related party disclosures [Line Items]
Key management personnel compensation	$ 27,907	$ 27,367
Number of employees	123	115	5,290	4,921
Additional Director Remuneration	$ 825
Chairman [Member] | Variable compensation [Member]
Related party disclosures [Line Items]
Key management personnel compensation, Percentage	0.12%
Directors [Member] | Variable compensation [Member]
Related party disclosures [Line Items]
Key management personnel compensation, Percentage	0.06%
Directors committee [Member] | Variable compensation [Member]
Related party disclosures [Line Items]
Key management personnel compensation, Percentage	0.02%
Health, Safety and Environmental Matters Committee [Member] | Fixed compensation [Member]
Related party disclosures [Line Items]
Key management personnel compensation	$ 50
Corporate Governance Committee [Member] | Fixed compensation [Member]
Related party disclosures [Line Items]
Key management personnel compensation	50
Executives [Member]
Related party disclosures [Line Items]
Key management personnel compensation	$ 27,907	$ 27,367
Number of employees | Employees			122	120